Segment Reporting (Schedule of Locations of Company's Long Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 9,997	$ 10,018
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	420	626
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	71	153
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 9,506	$ 9,239